Note 14 - Lease Liabilities and Other Loans - Lease Amounts Included in Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Right-of-use assets		$ 7,464	$ 5,241
Non-current lease liabilities		4,723	1,925
Current lease liabilities		2,840	3,449
Total lease liabilities		7,564	5,374
Interest expense (included in finance expense)		242	266
Expense relating to short-term leases (included in other operating expenses)		2,609	2,104
Foreign exchange (gain) loss		103	(277)
Total lease-related expenses		6,431	7,400
Office properties [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	6,307	4,171
Depreciation expense of right-of-use assets		2,047	2,407
Equipment [member]
Statement Line Items [Line Items]
Right-of-use assets		1,157	1,070
Depreciation expense of right-of-use assets		$ 1,636	$ 2,347

[1]	Additions to and remeasurements of the right-of-use assets during the 2020 financial year were US$1.1 million.